Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
REVENUES	$ 275,171	$ 237,439	$ 203,779
COST OF REVENUES	74,994	63,704	56,051
GROSS MARGIN	200,177	173,735	147,728
EXPENSES
Sales and marketing	36,873	33,128	24,943
Research and development	47,872	41,804	35,556
General and administrative	30,012	25,448	23,077
Other charges (Note 19)	3,798	3,994	3,455
Amortization of intangible assets	40,179	33,477	30,001
	158,734	137,851	117,032
INCOME FROM OPERATIONS	41,443	35,884	30,696
INTEREST EXPENSE	(2,128)	(1,297)	(611)
INVESTMENT INCOME	195	161	1,415
INCOME BEFORE INCOME TAXES	39,510	34,748	31,500
INCOME TAX EXPENSE (Note 17)
Current	6,042	6,572	4,022
Deferred	2,191	1,297	3,640
	8,233	7,869	7,662
NET INCOME	$ 31,277	$ 26,879	$ 23,838
Earnings per share
Basic (in dollars per share)	$ 0.41	$ 0.35	$ 0.31
Diluted (in dollars per share)	$ 0.40	$ 0.35	$ 0.31
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	76,832	76,324	75,800
Diluted (in shares)	77,791	77,112	76,515